Sensitivity analysis for electricity rates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Increase (decrease) of income before income tax
Disclosure of Sensitivity analysis for electricity rates [Line Items]
1% Increase		₩ 568,420	₩ 546,499
1% Decrease		(568,420)	(546,499)
Increase (decrease) of shareholder's equity
Disclosure of Sensitivity analysis for electricity rates [Line Items]
1% Increase	[1]	568,420	546,499
1% Decrease	[1]	₩ (568,420)	₩ (546,499)

[1]	The effect on the shareholders' equity excluding the impact of income taxes.